Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Cash and cash deposits:
Cash and cash equivalents	¥ 3,675,554	¥ 3,316,238
Time deposits	346,654	320,754
Deposits with stock exchanges and other segregated cash	383,874	426,519
Total cash and cash deposits	4,406,082	4,063,511
Loans and receivables:
Loans receivable (includes ¥1,210,590 and ¥1,415,348 at fair value)	4,203,403	3,579,727
Receivables from customers (includes ¥86,839 and ¥60,506 at fair value)	531,383	417,661
Receivables from other than customers (includes ¥10,362 and ¥12,268 at fair value)"	1,302,565	1,069,660
Allowance for credit losses	(72,156)	(66,346)
Total loans and receivables	5,965,195	5,000,702
Collateralized agreements:
Securities purchased under agreements to resell (includes ¥297,653 and ¥318,084 at fair value)	15,828,901	11,879,312
Securities borrowed	5,011,799	4,997,129
Total collateralized agreements	20,840,700	16,876,441
Trading assets and private equity and debt investments:
Trading assets (includes assets pledged of ¥4,643,412 and ¥4,911,777; includes ¥14,328 and ¥15,804 at fair value)	18,074,120	15,230,817
Private equity and debt investments (includes ¥10,770 and ¥10,318 at fair value)	63,733	65,193
Total trading assets and private equity and debt investments	18,137,853	15,296,010
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥426,081 and ¥483,378)	430,675	419,047
Non-trading debt securities (includes assets pledged of ¥17,823 and ¥nil)	447,788	484,681
Investments in equity securities (includes assets pledged of ¥606 and ¥306)	127,256	133,897
Investments in and advances to affiliated companies (includes assets pledged of ¥5,038 and ¥5,363)	390,114	364,281
Other (includes ¥169,080 and ¥159,042 at fair value)	786,317	773,586
Total other assets	2,182,150	2,175,492
Total assets	51,531,980	43,412,156
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥710,629 and ¥593,885 at fair value)	1,273,660	1,050,141
Payables and deposits:
Payables to customers	1,665,336	1,522,961
Payables to other than customers	2,168,016	1,636,725
Deposits received at banks (includes ¥71,156 and ¥147,998 at fair value)	2,039,013	1,760,679
Total payables and deposits	5,872,365	4,920,365
Collateralized financing:
Securities sold under agreements to repurchase (includes ¥411,847 and ¥588,170 at fair value)	15,964,194	12,574,556
Securities loaned (includes ¥104,606 and ¥88,646 at fair value)	1,585,934	1,567,351
Other secured borrowings	326,875	396,291
Total collateralized financing	17,877,003	14,538,198
Trading liabilities	12,212,463	9,652,118
Other liabilities (includes ¥52,110 and ¥36,779 at fair value)	974,538	1,020,225
Long-term borrowings (includes ¥4,557,326 and ¥4,697,524 at fair value)	10,094,650	9,258,306
Total liabilities	48,304,679	40,439,353
Commitments and contingencies (Note 14)
Common stock
No par value share Authorized—6,000,000,000 shares Issued—3,233,562,601 shares Outstanding—3,017,804,012 and 3,001,173,885 shares	594,493	594,493
Additional paid-in capital	687,297	697,507
Retained earnings	1,608,564	1,606,987
Accumulated other comprehensive income	392,490	127,973
Total NHI shareholders' equity before treasury stock	3,282,844	3,026,960
Common stock held in treasury, at cost—215,758,589 and 232,388,716 shares	(119,870)	(112,355)
Total NHI shareholders' equity	3,162,974	2,914,605
Noncontrolling interests	64,327	58,198
Total equity	3,227,301	2,972,803
Total liabilities and equity	51,531,980	43,412,156
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents	10,000	62,000
Total cash and cash deposits	10,000	62,000
Trading assets and private equity and debt investments:
Total trading assets and private equity and debt investments	975,000	1,024,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥426,081 and ¥483,378)	9,000	10,000
Other (includes ¥169,080 and ¥159,042 at fair value)	179,000	115,000
Total other assets	188,000	125,000
Total assets	1,173,000	1,211,000
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥710,629 and ¥593,885 at fair value)	100,000	95,000
Collateralized financing:
Trading liabilities	0	0
Other liabilities (includes ¥52,110 and ¥36,779 at fair value)	4,000	6,000
Long-term borrowings (includes ¥4,557,326 and ¥4,697,524 at fair value)	780,000	797,000
Borrowings	880,000	892,000
Total liabilities	¥ 884,000	¥ 898,000